Liabilities due to customers (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities due to customers
Schedule of liabilities due to customers

	As of
	January 1,	As of December 31,
	2024	2024	2025
Structured products	13,826	71,370	44,797
Fund investment	—	—	16,133
Accrued interest	41	153	421
	13,867	71,523	61,351

	As of
	January 1,	As of December 31,
	2024	2024	2025
BTC	5,230	44,446	16,212
ETH	3,893	3,444	7,881
USDS	—	—	16,134
SP$ (Note)	3,588	—	—
USDT	647	15,418	4,187
USDC	509	7,648	7,835
Singapore Dollar Stablecoin (“XSGD”) (Note)	—	567	6,876
Others	—	—	2,226
	13,867	71,523	61,351

Note:

XSGD is Singapore’s stablecoin, pegged to the SGD on a 1:1 basis and fully backed by reserve assets.